Inventories (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Inventories

	2021		2020		2019

Refined products	105,123		59,971		50,563
Crude oil and natural gas	37,521		33,066		24,756
Products in process	3,500		1,966		2,259
Raw materials, packaging materials and others	7,783		5,134		2,901

	153,927	(1)	100,137	(1)	80,479	(1)

(1)	As of December 31, 2021, 2020 and 2019, the cost of inventories does not exceed their net realizable value.